Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events	17. Subsequent events On October 9, 2020, the Company settled the full balance of the convertible loan payable to Hummingbird (see note 8) by issuing 5,572,980 shares of the Company.

19. Subsequent events (restated)

On July 15, 2020 the Company has entered into a loan agreement with an arm’s length third party for an unsecured loan facility of $1,200,000 (the “July 2020 Loan”) due August 31, 2020. As consideration for the July 2020 Loan, the Company has agreed to pay the lender a one-time origination fee of $360,000. The Company repaid the July 2020 Loan in full on maturity.

On August 12, 2020, the Company announced that it has extended the lease with Placer Mining for further 18 months for a $150,000 extension fee, in addition to the 6 month extension available for a $60,000 extension fee (see note 8). This extension expires on August 1, 2022.

On August 14, 2020, the Company closed the first tranche of the brokered private placement of units of the Company (“August 2020 Offering”), issuing 35,212,142 units of the Company (“August 2020 Units”) at C$0.35 per August 2020 Unit for gross proceeds of $9,301,321 (C$12,324,250). Each August 2020 Unit consisted of one common share of the Company and one common share purchase warrant of the Company (“August 2020 Warrant”), which entitles the holder to acquire a common share of the Company at C$0.50 per common share of the Company until August 31, 2023. In connection with the first tranche, the Company incurred financing costs of $641,493 (C$739,455) and issued 2,112,729 compensation options (“August 2020 Compensation Options”). Each compensation option is exercisable into one August 2020 Unit at an exercise price of C$0.35 until August 31, 2023.

On August 25, 2020, the Company closed the second tranche of the August 2020 Offering, issuing 20,866,292 August 2020 Units at C$0.35 per August 2020 Unit for gross proceeds of $5,497,453 (C$7,303,202). In connection with the second tranche, the Company incurred financing costs of $292,377 (C$386,376) and issued 1,127,178 August 2020 Compensation Options.

The Company also issued 2,205,714 August 2020 Units to settle $585,115 (C$772,000) of debt.

On September 30, 2020, 200,000 stock options were issued to a consultant. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.60. The stock options vest 50% at 6 months and 50% at 12 months from the grant date and expire in 3 years.

On October 9, 2020, the Company settled the full balance of the convertible loan payable to Hummingbird by issuing 5,572,980 shares of the Company.